Transactions - Reorganization and Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 17, 2021	Nov. 10, 2021
Recapitalization
Common stock, shares, issued (shares)		93,950,205	36,463,696	65,625,896
Antidilutive securities excluded from computation of earnings per share (in shares)		30,783,861	4,861,413
Exchangeable Right Liability [Member]
Recapitalization
Antidilutive securities excluded from computation of earnings per share (in shares)		6,600,000	0
Public Warrants [Member]
Recapitalization
Antidilutive securities excluded from computation of earnings per share (in shares)		11,500,000	0
Virtuoso
Recapitalization
Issuance of common stock in connection with the business combination, net of transaction cost (in shares)	15,474,309
PIPE | Virtuoso
Recapitalization
Number of shares issued in transaction (in shares)	12,850,000
Sale of stock (per share)	$ 10.00
Consideration received from sales of stock	$ 128.5
Equity issuance cost	5.8
Business combination cost	30.0
Capitalized combination cost	22.3
PIPE | Virtuoso | General and administrative
Recapitalization
Business combination cost	$ 7.7
Forward Purchase Transaction | Apollo
Recapitalization
Sale of stock (per share)					$ 10